Share Capital - Founder's Warrants, Warrants, Stock Options and Free Shares (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 EUR (€) security	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Actuarial gains and losses on retirement benefit obligations (IAS 19) | €	€ (34,288)	€ (5,383)	€ 24,000
Number of security types (security) | security	4